Cost of Sales - Disclosure of impairment of assets (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 ZAR (R) $ / oz	Jun. 30, 2022 ZAR (R) R / kg	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 ZAR (R) $ / oz	Jun. 30, 2021 ZAR (R) R / kg	Jun. 30, 2020 ZAR (R) $ / oz	Jun. 30, 2020 $ / oz	Jun. 30, 2020 $ / oz R / kg	Jun. 30, 2022 $ / oz	Jun. 30, 2022 R / kg	Jun. 30, 2022	Jun. 30, 2022 R / $	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 $ / oz	Dec. 31, 2021 R / kg	Dec. 31, 2021	Dec. 31, 2021 R / $	Jun. 30, 2021 $ / oz	Jun. 30, 2021 R / kg	Jun. 30, 2021	Jun. 30, 2021 R / $	Jun. 30, 2020 R / kg	Jun. 30, 2020 R / $
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 4,433			R 1,124			R 0
Average gold price received		1,829	894,218		1,719	851,045		1,461	735,569
Impairment of assets							R 0
Long term year 4 onwards
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Closing Price Of Gold Assumption							1,350	1,350	1,350	1,546	763,000								1,500	700,000			630,000
Exchange rate (R/USD and PGK/USD) | R / $													15.35									14.51		14.51
– 12 months
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Closing Price Of Gold Assumption							1,610	1,610	1,610	1,861	931,000				1,782	880,000			1,805	843,000			865,000
Exchange rate (R/USD and PGK/USD) | R / $													15.55					15.36				14.54		16.72
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	3,622			759			R 0
Recoverable amount				5,783	R 5,783	R 5,783
Bambanani1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	144			187			0
Recoverable amount	0	R 0	R 0	341	341	341								R 36
Post-tax real discount rate																	12.59%
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0			178			0
Recoverable amount				0	0	0
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	145			0			0
Recoverable amount	806	806	806
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	522			0			R 0
Recoverable amount	3,748	3,748	3,748
Post-tax real discount rate												10.44%									9.35%
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	1,645	1,645	1,645
Post-tax real discount rate												11.67%									10.11%
Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	1,938	1,938	1,938
Post-tax real discount rate												11.67%									10.11%
Tshepong OLOM
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Post-tax real discount rate												13.72%									12.02%
Life-of-mine plan | Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount				4,847	4,847	4,847
Life-of-mine plan | Bambanani1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0	0	0	341	341	341
Life-of-mine plan | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount				0	0	0
Life-of-mine plan | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	806	806	806
Life-of-mine plan | Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	3,748	3,748	3,748
Life-of-mine plan | Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	1,645	1,645	1,645
Life-of-mine plan | Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	1,088	1,088	1,088
Resource base | Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount				936	936	936
Resource base | Bambanani1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0	0	0	0	0	0
Resource base | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount				R 0	R 0	R 0
Resource base | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0	0	0
Resource base | Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0	0	0
Resource base | Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0	0	0
Resource base | Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	R 850	R 850	R 850